DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Strategic Income Fund

Classes A, C, I

Supplement Dated August 30, 2013,

to Prospectus Dated February 28, 2013

Effective September 1, 2013, the Diamond Hill Research Opportunities Fund will commence investing in foreign securities. On page 16, the first paragraph under the Principal Investment Strategy section is replaced with the following:

The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes are undervalued. The fund may also invest in non-U.S. equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments.

Additionally, on page 16, the first sentence in the third paragraph under the Principal Investment Strategy section is replaced with the following:

In evaluating equity securities, the Adviser focuses on estimating a company’s value independent of its current stock price.

On page 17, the following paragraph is inserted after the second paragraph of the Main Risks section:

Foreign and Emerging Markets Risk. Investing in non-U.S. securities may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets.

On page 27, the following disclosure is inserted after the paragraph titled Temporary Defensive Position Risk:

Additional Investment Risks Particular to the Diamond Hill Research Opportunities Fund

Foreign and Emerging Market Risks. Investing in foreign securities (including depositary receipts) involves special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater market volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The risks associated with foreign securities are magnified in countries in “emerging markets” compared to more mature markets. These countries may have relatively unstable governments and less-established market economies than developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

This Supplement and the Prospectus dated February 28, 2013 provide the information a prospective investor ought to know before investing and should be retained for future reference.

DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund

Diamond Hill Small-Mid Cap Fund

Diamond Hill Large Cap Fund

Diamond Hill Select Fund

Diamond Hill Long-Short Fund

Diamond Hill Research Opportunities Fund

Diamond Hill Financial Long-Short Fund

Diamond Hill Strategic Income Fund

Class Y

Supplement Dated August 30, 2013,

to Prospectus Dated February 28, 2013

Effective September 1, 2013, the Diamond Hill Research Opportunities Fund will commence investing in foreign securities. On page 18, the first paragraph under the Principal Investment Strategy section is replaced with the following:

The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes are undervalued. The fund may also invest in non-U.S. equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks, rights and warrants, S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments.

Additionally, on page 18, the first sentence in the third paragraph under the Principal Investment Strategy section is replaced with the following:

In evaluating equity securities, the Adviser focuses on estimating a company’s value independent of its current stock price.

On page 19, the following paragraph is inserted after the second paragraph of the Main Risks section:

Foreign and Emerging Markets Risk. Investing in non-U.S. securities may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets.

On page 26, the following disclosure is inserted after the paragraph titled Temporary Defensive Position Risk:

Additional Investment Risks Particular to the Diamond Hill Research Opportunities Fund

Foreign and Emerging Market Risks. Investing in foreign securities (including depositary receipts) involves special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater market volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The risks associated with foreign securities are magnified in countries in “emerging markets” compared to more mature markets. These countries may have relatively unstable governments and less-established market economies than developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

This Supplement and the Prospectus dated February 28, 2013 provide the information a prospective investor ought to know before investing and should be retained for future reference.